GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Rollforward of goodwill by reportable segment
A rollforward of goodwill by reportable segment and in total follows.

	Piceance/DJ Basins	Williston Basin	Marcellus Shale	Total

	(In thousands)
Goodwill, January 1, 2014	$45,478	$257,572	$16,211	$319,261
Goodwill impairment	—	(54,199)	—	(54,199)
Goodwill, December 31, 2014	45,478	203,373	16,211	265,062
Goodwill impairment	(45,478)	(203,373)	—	(248,851)
Goodwill, December 31, 2015	$—	$—	$16,211	$16,211
Accumulated goodwill impairments by reportable segment for those reporting units that have previously recognized goodwill follow.

	December 31,
	2015	2014	2013

	(In thousands)
Accumulated goodwill impairment:
Piceance/DJ Basins	$45,478	$—	$—
Williston Basin	257,572	54,199	—
Total accumulated goodwill impairment	$303,050	$54,199	$—